UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whale Rock Capital Management LLC
Address: Two International Place
         24th Floor
         Boston, MA  02110

13F File Number:  028-12235

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alex Sacerdote
Title:     Authorized Person
Phone:     617-502-9904

Signature, Place, and Date of Signing:

 /s/ Alex Sacerdote     Boston, MA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $328,186 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101    10979   286945 SH
ALLOT COMMUNICATIONS LTD       SHS              M0854Q105     1357    51165 SH
APPLE INC                      COM              037833100    48497    72698 SH
BROADSOFT INC                  COM              11133B409     7535   183694 SH
CHANGYOU COM LTD               ADS REP CL A     15911M107    10389   395941 SH
CHIPOTLE MEXICAN GRILL INC     COM              169656105     8686    27355 SH
CIRRUS LOGIC INC               COM              172755100     4239   110411 SH
COMMVAULT SYSTEMS INC          COM              204166102     6635   113107 SH
DILLARDS INC                   CL A             254067101    15843   219064 SH
E M C CORP MASS                COM              268648102    17418   638713 SH
EBAY INC                       COM              278642103    14093   291365 SH
EQUINIX INC                    COM NEW          29444U502    14831    71980 SH
GIANT INTERACTIVE GROUP INC    ADR              374511103     7863  1515058 SH
GOOGLE INC                     CL A             38259P508    19362    25662 SH
GT ADVANCED TECHNOLOGIES INC   COM              36191U106     2868   526632 SH
INCONTACT INC                  COM              45336E109     6598  1015122 SH
INTERXION HOLDING N.V          SHS              N47279109     7935   349254 SH
JIAYUAN COM INTL LTD           SPONSORED ADR    477374102     1838   339725 SH
LINKEDIN CORP                  COM CL A         53578A108    20915   173711 SH
LTX-CREDENCE CORP              COM NEW          502403207     3523   612688 SH
MEDIDATA SOLUTIONS INC         COM              58471A105    15556   374854 SH
MELCO CROWN ENTMT LTD          ADR              585464100     6699   496923 SH
MICROSTRATEGY INC              CL A NEW         594972408     6292    46933 SH
POWERSHARES QQQ TRUST          PUT              73935A954     3909  1399100 SH
PRICELINE COM INC              COM NEW          741503403    12794    20667 SH
QIHOO 360 TECHNOLOGY CO LTD    ADS              74734M109    24384  1105839 SH
SILICON MOTION TECHNOLOGY CO   SPONSORED ADR    82706C108     1830   123826 SH
SINA CORP                      ORD              G81477104     7466   115427 SH
SKYWORKS SOLUTIONS INC         COM              83088M102     1558    66149 SH
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109     2314   221621 SH
TESLA MTRS INC                 PUT              88160R951      240    70000 SH
TRIPADVISOR INC                COM              896945201     5990   181909 SH
YELP INC                       CL A             985817105     7750   286516 SH